Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Available-for-sale at fair value, amortized cost | $	$ 2,588,335	$ 2,208,531
Held-to-maturity, fair value | $	$ 2,304,756	$ 2,255,987
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	50,010,948	53,005,177
Common shares, outstanding (in shares)	50,010,948	53,005,177
Treasury common shares, at cost (in shares)	619,212	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000